Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

20. Discontinued Operations

As discussed in Note 1, the German subsidiaries have been deconsolidated from the Company’s consolidated financial statements as of March 13, 2009. Management has determined that the operations and cash flows of the insolvent German subsidiaries qualify as a discontinued operation.

The following table presents pretax income (loss) from discontinued operations by type of cost and total after-tax loss from discontinued operations for the eleven months ended December 31, 2011, one month ended January 31, 2011 and years ended December 31, 2010 and 2009.

	Environmental Provisions(1)	Litigation Provisions, Legal and Other Costs(1)	Income(Loss) from Operations(2)	Total
	(Millions of dollars)
Successor: Eleven Months Ended December 31, 2011:
Total pretax gain (loss)	$—	$—	$—	$—
Tax benefit (provision)				—

Total after tax gain (loss)				$—

Predecessor: One Month Ended January 31, 2011:
Total pretax gain (loss)	$—	$(0.2)	$—	$(0.2)
Tax benefit (provision)				—

Total after tax gain (loss)				$(0.2)

Predecessor: Year Ended December 31, 2010:
Total pretax gain (loss)	$2.2	$(1.1)	$0.1	$1.2
Tax benefit (provision)				—

Total after tax gain (loss)				$1.2

Predecessor: Year Ended December 31, 2009:
Total pretax gain (loss)	$2.5	$(2.2)	$(9.8)	$(9.5)
Tax benefit (provision)				(0.3)

Total after tax gain (loss)				$(9.8)

(1)	Legal and environmental costs are allocated to discontinued operations on a specific identification basis. Other costs are primarily comprised of insurance and ad valorem taxes on properties of these former businesses under remediation.
(2)	The Company’s income (loss) from operations related to its German operations.